As filed with the Securities and Exchange Commission on August 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave. Floor 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 81.2%
Aerospace & Defense: 3.1%
1,248,185	Spirit AeroSystems Holdings, Inc. 1	$29,744,249
Beverages: 2.0%
190,605	Diageo Plc - ADR	19,645,657
Commercial Banks: 3.4%
962,680	First Republic Bank	32,346,048
Containers & Packaging: 3.0%
836,970	Crown Holdings, Inc. 1	28,867,095
Electronic Equipment, Instruments & Components: 2.1%
648,523	Avnet, Inc. 1	20,013,420
Food Products: 9.0%
1,739,298	Cosan Limited	22,071,692
860,990	Kraft Foods, Inc.	33,251,434
922,470	Unilever NV - ADR	30,764,374
		86,087,500
Gas Utilities: 3.1%
1,424,160	Questar Corp.	29,707,978
Health Care Equipment & Supplies: 5.4%
1,199,450	Hologic, Inc. 1	21,638,078
501,835	Teleflex, Inc.	30,566,770
		52,204,848
Health Care Providers & Services: 3.3%
1,352,540	HealthSouth Corp. 1	31,460,080
Insurance: 5.0%
100,195	Alleghany Corp. 1	34,041,251
1,099,125	Symetra Financial Corp.	13,870,958
		47,912,209
Internet Software & Services: 2.3%
37,970	Google, Inc. 1	22,025,258
Media: 6.2%
1,387,245	Cinemark Holdings, Inc.	31,698,548
597,945	Viacom, Inc.	28,115,374
		59,813,922
Multiline Retail: 1.8%
1,663,880	Marks & Spencer Group Plc - ADR	17,038,132
Office Electronics: 2.4%
2,935,860	Xerox Corp.	23,105,218
Oil, Gas & Consumable Fuels: 5.7%
1,005,775	Kinder Morgan, Inc.	32,406,071
262,090	Occidental Petroleum Corp.	22,479,459
		54,885,530
Pharmaceuticals: 10.0%
428,925	Bayer AG - ADR	30,650,981
429,040	Johnson & Johnson	28,985,942
108,445	Novartis AG - ADR	6,062,075
669,088	Valeant Pharmaceuticals International, Inc. 1	29,968,452
		95,667,450

Semiconductors & Semiconductor Equipment: 1.6%
2,287,135	Atmel Corp. 1	15,323,804
Software: 3.9%
3,148,888	Compuware Corp. 1	29,253,170
391,370	Rovi Corp. 1	7,678,679
		36,931,849
Thrifts & Mortgage Finance: 1.8%
792,855	Nationstar Mortgage Holdings, Inc. 1	17,062,239
Trading Companies & Distributors: 3.0%
1,489,351	Air Lease Corp. 1	28,878,516
Water Utilities: 3.1%
856,365	American Water Works Co., Inc.	29,356,192
TOTAL COMMON STOCKS
(Cost $636,200,668)		778,077,194

PARTNERSHIPS & TRUSTS: 6.6%
Oil, Gas & Consumable Fuels: 6.6%
678,580	Enterprise Products Partners L.P.	34,770,439
404,482	Magellan Midstream Partners L.P.	28,572,608
		63,343,047
TOTAL PARTNERSHIPS & TRUSTS
(Cost $28,391,685)		63,343,047

Principal Amount		Value
BONDS: 2.8%
CORPORATE BONDS: 2.8%
IT Services: 0.6%
	Unisys Corp.
$5,648,000	12.750%, 10/15/2014 2	6,184,560
Multiline Retail: 2.2%
	Dollar General Corp.
19,834,000	11.875%, 07/15/2017	21,098,616
TOTAL CORPORATE BONDS
(Cost $27,944,799)		27,283,176
TOTAL BONDS
(Cost $27,944,799)		27,283,176

Shares		Value
SHORT-TERM INVESTMENTS: 8.7%
83,185,844	Federated U.S. Treasury Cash Reserve, 0.000% 3	83,185,844
TOTAL SHORT-TERM INVESTMENTS
(Cost $83,185,844)		83,185,844
TOTAL INVESTMENTS IN SECURITIES: 99.3%
(Cost $775,722,996)		951,889,261
Other Assets in Excess of Liabilities: 0.7%		6,768,868
TOTAL NET ASSETS: 100.0%		$958,658,129

ADR - American Depositary Receipt
1 Non-income producing security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At June 30, 2012, the value of these securities amounted to $6,184,560 or 0.6% of net assets.

3 Annualized seven-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GCIS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$774,758,053
Gross unrealized appreciation	198,956,587
Gross unrealized depreciation	(21,825,379)
Net unrealized appreciation	$177,131,208

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3

Common Stocks ^	$778,077,194	$-	$-
Partnerships & Trusts^	$63,343,047	$-	$-
Corporate Bonds^	$-	$27,283,176	$-
Short-Term Investments	$83,185,844	$-	$-
Total Investments	$924,606,085	$27,283,176	$-

^ See Schedule of Investments for industry breakouts.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Principal Amount		Value
BONDS: 84.1%
CORPORATE BONDS: 73.2%
Aerospace & Defense: 1.3%
	AAR Corp.
$10,940,000	7.250%, 01/15/2022 1	$10,857,950
	ADS Tactical, Inc.
18,700,000	11.000%, 04/01/2018 1	19,167,500
		30,025,450
Auto Components: 0.7%
	Stoneridge, Inc.
17,150,000	9.500%, 10/15/2017 1	17,685,938
Capital Markets: 1.0%
	Oppenheimer Holdings, Inc.
24,570,000	8.750%, 04/15/2018	24,570,000
Chemicals: 2.0%
	Intertape Polymer Group
37,117,000	8.500%, 08/01/2014	37,395,377
	Nova Chemicals Corp.
9,287,000	3.855%, 11/15/2013 2	9,333,435
		46,728,812
Commercial Banks: 3.3%
	CIT Group, Inc.
73,160,000	7.000%, 05/02/2016 1	73,434,350
3,839,109	7.000%, 05/02/2017 1	3,851,106
		77,285,456
Commercial Services & Supplies: 3.8%
	American Reprographics Co.
9,311,000	10.500%, 12/15/2016	9,404,110
	Deluxe Corp.
36,090,000	7.375%, 06/01/2015	36,811,800
	Interface, Inc.
2,825,000	11.375%, 11/01/2013	3,036,875
	R.R. Donnelley & Sons Co.
8,645,000	8.600%, 08/15/2016	9,206,925
31,600,000	8.250%, 03/15/2019	31,126,000
		89,585,710
Construction & Engineering: 1.9%
	RSC Holdings, Inc.
8,300,000	10.250%, 11/15/2019	9,379,000
	United Rentals North America, Inc.
32,246,000	10.875%, 06/15/2016	36,397,673
		45,776,673
Consumer Finance: 1.1%
	SLM Corp.
12,280,000	5.375%, 01/15/2013	12,540,754
12,805,000	5.000%, 10/01/2013	13,253,175
		25,793,929
Containers & Packaging: 2.4%
	Longview Fibre Co.
21,210,000	8.000%, 06/01/2016 1	21,316,050
	Packaging Dynamics Corp.
32,700,000	8.750%, 02/01/2016 1	34,498,500
		55,814,550

Diversified Financial Services: 3.7%
	AerCap Holdings N.V.
10,000,000	6.375%, 05/30/2017 1	10,100,000
	Air Lease Corp.
35,000,000	5.625%, 04/01/2017 1	34,650,000
	International Lease Finance Corp.
5,000,000	0.819%, 07/13/2012 2	4,997,120
9,300,000	5.250%, 01/10/2013	9,509,250
3,382,000	6.375%, 03/25/2013	3,466,550
13,000,000	6.625%, 11/15/2013	13,487,500
10,000,000	4.875%, 04/01/2015	10,055,870
		86,266,290
Diversified Telecommunication Services: 1.9%
	West Corp.
42,984,000	11.000%, 10/15/2016	45,563,040
Electrical Equipment: 1.9%
	Advanced Lighting Technologies, Inc.
25,250,000	10.500%, 06/01/2019 1	24,745,000
	Coleman Cable, Inc.
19,075,000	9.000%, 02/15/2018	19,742,625
		44,487,625
Energy Equipment & Services: 3.4%
	Heckmann Corp.
37,500,000	9.875%, 04/15/2018 1	35,718,750
	Helix Energy Solutions Group, Inc.
41,367,000	9.500%, 01/15/2016 1	43,383,641
		79,102,391
Food Products: 0.7%
	Dole Food Co., Inc.
13,825,000	13.875%, 03/15/2014	15,708,656
Health Care Equipment & Supplies: 2.4%
	Alere, Inc.
29,059,000	9.000%, 05/15/2016	29,712,827
	Biomet, Inc.
24,586,000	11.625%, 10/15/2017	26,645,077
		56,357,904
Health Care Providers & Services: 1.0%
	Community Health Systems, Inc.
5,066,000	8.875%, 07/15/2015	5,205,315
	HCA, Inc.
7,000,000	6.750%, 07/15/2013	7,332,500
9,188,000	9.875%, 02/15/2017	10,014,920
		22,552,735

Hotels, Restaurants & Leisure: 5.6%
	Boyd Gaming Corp.
11,095,000	6.750%, 04/15/2014	11,164,344
	Carrols Restaurant Group, Inc.
9,500,000	11.250%, 05/15/2018 1	10,022,500
	Fiesta Restaurant Group, Inc.
34,500,000	8.875%, 08/15/2016 1	36,397,500
	MGM Resorts International
42,095,000	6.750%, 09/01/2012	42,410,712
4,580,000	6.750%, 04/01/2013	4,711,675
	Ruby Tuesday, Inc.
30,200,000	7.625%, 05/15/2020 1	27,104,500
		131,811,231
Household Durables: 1.5%
	Ethan Allen Interiors, Inc.
34,500,000	5.375%, 10/01/2015	34,952,640
Household Products: 0.4%
	Spectrum Brands, Inc.
8,802,000	12.000%, 08/28/2019	9,363,128
IT Services: 3.1%
	Computer Sciences Corp.
19,500,000	5.500%, 03/15/2013	20,036,250
	Unisys Corp.
32,475,000	12.750%, 10/15/2014 1	35,560,125
15,466,000	12.500%, 01/15/2016	16,471,290
		72,067,665
Leisure Equipment & Products: 1.1%
	Smith & Wesson Holding Corp.
23,455,000	9.500%, 01/14/2016 1	25,390,038
Machinery: 1.3%
	Manitowoc, Inc.
29,960,000	7.125%, 11/01/2013	30,072,350
Media: 5.9%
	Lions Gate Entertainment Corp.
49,015,000	10.250%, 11/01/2016	53,916,500
	MDC Partners, Inc.
41,069,000	11.000%, 11/01/2016	43,943,830
	Regal Entertainment Group
21,385,000	9.125%, 08/15/2018	23,630,425
	Scholastic Corp.
16,718,000	5.000%, 04/15/2013	17,010,565
		138,501,320
Metals & Mining: 1.0%
	A.M. Castle & Co.
21,750,000	12.750%, 12/15/2016 1	23,381,250
Multiline Retail: 2.1%
	Dollar General Corp.
46,029,000	11.875%, 07/15/2017	48,963,809

Oil, Gas & Consumable Fuels: 7.5%
	Arch Coal, Inc.
29,855,000	8.750%, 08/01/2016	28,660,800
	Atlas Pipeline Partners, L.P.
10,330,000	8.750%, 06/15/2018	11,078,925
	Bill Barrett Corp.
10,637,000	9.875%, 07/15/2016	11,807,070
	Calumet Specialty Products Partners, L.P.
6,500,000	9.625%, 08/01/2020 1	6,630,000
	Linn Energy, LLC
16,611,000	11.750%, 05/15/2017	18,687,375
	Raam Global Energy Co.
18,950,000	12.500%, 10/01/2015	19,542,188
	Resolute Energy Corp.
4,250,000	8.500%, 05/01/2020 1	4,234,063
	Stone Energy Corp.
15,370,000	6.750%, 12/15/2014	15,370,000
15,375,000	8.625%, 02/01/2017	15,682,500
	Targa Resource Partners L.P.
9,729,000	11.250%, 07/15/2017	11,018,092
	Vanguard Natural Resources, LLC
35,500,000	7.875%, 04/01/2020	35,544,375
		178,255,388
Paper & Forest Products: 1.3%
	Neenah Paper, Inc.
30,793,000	7.375%, 11/15/2014	31,408,860
Road & Rail: 2.3%
	Kansas City Southern De Mexico
24,268,000	12.500%, 04/01/2016	27,786,860
	Swift Services Holdings, Inc.
23,680,000	10.000%, 11/15/2018	25,811,200
		53,598,060
Specialty Retail: 4.1%
	The Pep Boys-Manny, Moe & Jack
33,562,000	7.500%, 12/15/2014	34,107,718
	Brown Shoe Co., Inc.
24,550,000	7.125%, 05/15/2019	24,273,812
	Collective Brands, Inc.
38,033,000	8.250%, 08/01/2013	38,318,628
		96,700,158
Thrifts & Mortgage Finance: 0.4%
	Nationstar Mortgage Holdings, Inc.
5,000,000	10.875%, 04/01/2015	5,425,000
4,250,000	9.625%, 05/01/2019 1	4,515,625
		9,940,625
Tobacco: 1.5%
	Alliance One International, Inc.
35,472,000	10.000%, 07/15/2016	35,738,040

Trading Companies & Distributors: 0.2%
	Wesco Distribution, Inc.
5,700,000	7.500%, 10/15/2017	5,856,750
Wireless Telecommunication Services: 1.4%
	NII Capital Corp.
20,565,000	10.000%, 08/15/2016	21,541,837
12,500,000	8.875%, 12/15/2019	11,390,625
		32,932,462
TOTAL CORPORATE BONDS
(Cost $1,714,649,936)		1,722,238,933
CONVERTIBLE BONDS: 10.9%
Aerospace & Defense: 1.3%
	AAR Corp.
9,023,000	1.625%, 03/01/2014	8,425,226
21,615,000	1.750%, 02/01/2026	21,452,888
		29,878,114
Capital Markets: 0.4%
	Knight Capital Group, Inc.
11,000,000	3.500%, 03/15/2015	10,340,000
Diversified Financial Services: 0.7%
	Air Lease Corp.
16,500,000	3.875%, 12/01/2018 1	16,500,000
Energy Equipment & Services: 1.2%
	Exterran Energy Corp.
6,000,000	4.750%, 01/15/2014	5,850,000
	Willbros Group, Inc.
22,961,000	6.500%, 12/15/2012 1	23,047,104
		28,897,104
Food & Staples Retailing: 2.2%
	Nash Finch Co.
24,818,000	1.631%, 03/15/2035	11,695,483
	Spartan Stores, Inc.
40,321,000	3.375%, 05/15/2027	39,363,376
		51,058,859
Health Care Equipment & Supplies: 1.0%
	Hologic, Inc.
2,750,000	2.000%, 12/15/2037	2,701,875
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	21,258,187
		23,960,062
Hotels, Restaurants & Leisure: 0.2%
	MGM Resorts International
5,500,000	4.250%, 04/15/2015	5,589,375
Industrial Conglomerates: 1.5%
	Icahn Enterprises, L.P.
34,739,000	4.000%, 08/15/2013 1,2	34,739,000

IT Services: 0.6%
	Euronet Worldwide, Inc.
14,400,000	3.500%, 10/15/2025	14,544,000
Specialty Retail: 1.8%
	Charming Shoppes, Inc.
8,076,000	1.125%, 05/01/2014	8,096,190
	RadioShack Corp.
36,136,000	2.500%, 08/01/2013 1	33,967,840
		42,064,030
TOTAL CONVERTIBLE BONDS
(Cost $249,293,635)		257,570,544
TOTAL BONDS
(Cost $1,963,943,571)		1,979,809,477

Shares		Value
CONVERTIBLE PREFERRED STOCKS: 0.2%
Electric Utilities: 0.1%
49,800	PPL Corp.	2,662,806
Oil, Gas & Consumable Fuels: 0.1%
45,000	Apache Corp.	2,260,800
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,761,340)		4,923,606

SHORT-TERM INVESTMENTS: 14.4%
338,168,664	Federated U.S. Treasury Cash Reserve, 0.000% 3	338,168,664
TOTAL SHORT-TERM INVESTMENTS
(Cost $338,168,664)		338,168,664
TOTAL INVESTMENTS IN SECURITIES: 98.7%
(Cost $2,306,873,575)		2,322,901,747
Other Assets in Excess of Liabilities: 1.3%		30,110,899
TOTAL NET ASSETS: 100.0%		$2,353,012,646

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At June 30, 2012, the value of these securities amounted to $610,898,330 or 26.0% of net assets.

2 Variable rate security; rate shown is the rate in effect on June 30, 2012.
3 Annualized seven-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GCIS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$2,312,255,810
Gross unrealized appreciation	34,199,734
Gross unrealized depreciation	(23,553,797)
Net unrealized appreciation	$10,645,937

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3

Corporate Bonds^	$-	$1,722,238,933	$-
Convertible Bonds^	$-	$257,570,544	$-
Convertible Preferred Stocks^	$4,923,606	$-	$-
Short-Term Investments	$338,168,664	$-	$-
Total Investments	$343,092,270	$1,979,809,477	$-

^ See Schedule of Investments for industry breakouts.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 44.0%
Aerospace & Defense: 1.5%
28,270	Spirit AeroSystems Holdings, Inc. 1	$673,674
Beverages: 1.3%
5,575	Diageo Plc - ADR	574,615
Commercial Banks: 1.3%
17,730	First Republic Bank	595,728
Containers & Packaging: 1.6%
20,645	Crown Holdings, Inc. 1	712,046
Electronic Equipment, Instruments & Components: 1.0%
13,700	Avnet, Inc. 1	422,782
Food Products: 4.0%
34,565	Cosan Limited	438,630
20,370	Kraft Foods, Inc.	786,689
17,065	Unilever NV - ADR	569,118
		1,794,437
Gas Utilities: 1.3%
28,190	Questar Corp.	588,043
Health Care Equipment & Supplies: 3.8%
42,750	Hologic, Inc. 1	771,210
15,005	Teleflex, Inc.	913,955
		1,685,165
Health Care Providers & Services: 2.0%
38,695	HealthSouth Corp. 1	900,046
Insurance: 2.5%
2,341	Alleghany Corp. 1	795,355
26,505	Symetra Financial Corp.	334,493
		1,129,848
Internet Software & Services: 1.4%
1,105	Google, Inc. 1	640,977
Media: 3.8%
37,565	Cinemark Holdings, Inc.	858,360
18,310	Viacom, Inc.	860,937
		1,719,297
Multiline Retail: 1.0%
44,510	Marks & Spencer Group Plc - ADR	455,782
Office Electronics: 1.8%
99,825	Xerox Corp.	785,623
Oil, Gas & Consumable Fuels: 2.9%
27,265	Kinder Morgan, Inc.	878,478
4,615	Occidental Petroleum Corp.	395,829
		1,274,307
Pharmaceuticals: 5.5%
8,665	Bayer AG - ADR	619,201
14,060	Johnson & Johnson	949,894
19,989	Valeant Pharmaceuticals International, Inc. 1	895,307
		2,464,402

Semiconductors & Semiconductor Equipment: 0.9%
59,960	Atmel Corp. 1	401,732
Software: 2.4%
89,460	Compuware Corp. 1	831,083
11,995	Rovi Corp. 1	235,342
		1,066,425
Thrifts & Mortgage Finance: 0.8%
17,010	Nationstar Mortgage Holdings, Inc. 1	366,055
Trading Companies & Distributors: 1.8%
40,830	Air Lease Corp. 1	791,694
Water Utilities: 1.4%
18,475	American Water Works Co., Inc.	633,323
TOTAL COMMON STOCKS
(Cost $18,287,491)		19,676,001

PARTNERSHIPS & TRUSTS: 3.0%
Oil, Gas & Consumable Fuels: 3.0%
13,990	Enterprise Products Partners L.P.	716,848
8,735	Magellan Midstream Partners L.P.	617,040
		1,333,888
TOTAL PARTNERSHIPS & TRUSTS
(Cost $964,731)		1,333,888

CONVERTIBLE PREFERRED STOCKS: 0.6%
Electric Utilities: 0.6%
5,200	PPL Corp.	278,044
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $260,000)		278,044

Principal Amount		Value
BONDS: 45.8%
CORPORATE BONDS: 40.6%
Aerospace & Defense: 0.7%
	ADS Tactical, Inc.
$300,000	11.000%, 04/01/2018 2	307,500
Capital Markets: 1.1%
	Oppenheimer Holdings, Inc.
500,000	8.750%, 04/15/2018	500,000
Chemicals: 1.1%
	Intertape Polymer Group
510,000	8.500%, 08/01/2014	513,825
Commercial Services & Supplies: 3.8%
	Deluxe Corp.
400,000	7.375%, 06/01/2015	408,000
	Interface, Inc.
500,000	11.375%, 11/01/2013	537,500
	R.R. Donnelley & Sons Co.
750,000	8.250%, 03/15/2019	738,750
		1,684,250
Construction & Engineering: 1.0%
	United Rentals North America, Inc.
400,000	10.875%, 06/15/2016	451,500

Containers & Packaging: 0.7%
	Packaging Dynamics Corp.
300,000	8.750%, 02/01/2016 2	316,500
Diversifed Financial Services: 1.2%
	International Lease Finance Corp.
500,000	6.625%, 11/15/2013	518,750
Diversified Telecommunication Services: 0.7%
	West Corp.
300,000	11.000%, 10/15/2016	318,000
Electrical Equipment: 1.6%
	Advanced Lighting Technologies, Inc.
750,000	10.500%, 06/01/2019 2	735,000
Energy Equipment & Services: 2.1%
	Heckmann Corp.
500,000	9.875%, 04/15/2018 2	476,250
	Helix Energy Solutions Group, Inc.
448,000	9.500%, 01/15/2016 2	469,840
		946,090
Food & Staples Retailing: 0.8%
	Albertsons, Inc.
350,000	7.250%, 05/01/2013	362,688
Food Products: 0.6%
	Dole Food Co., Inc.
225,000	13.875%, 03/15/2014	255,656
Hotels, Restaurants & Leisure: 4.8%
	Boyd Gaming Corp.
300,000	6.750%, 04/15/2014	301,875
	Carrols Restaurant Group, Inc.
500,000	11.250%, 05/15/2018 2	527,499
	Fiesta Restaurant Group, Inc.
500,000	8.875%, 08/15/2016 2	527,500
	MGM Resorts International
344,000	6.750%, 09/01/2012	346,580
	Ruby Tuesday, Inc.
500,000	7.625%, 05/15/2020 2	448,750
		2,152,204
IT Services: 1.1%
	Unisys Corp.
400,000	12.750%, 10/15/2014 2	438,000
73,000	12.500%, 01/15/2016	77,745
		515,745
Leisure Equipment & Products: 0.5%
	Smith & Wesson Holding Corp.
200,000	9.500%, 01/14/2016 2	216,500
Machinery: 0.7%
	Manitowoc, Inc.
300,000	7.125%, 11/01/2013	301,125

Media: 2.3%
	Lions Gate Entertainment Corp.
200,000	10.250%, 11/01/2016	220,000
	MDC Partners, Inc.
500,000	11.000%, 11/01/2016	535,000
	Scholastic Corp.
250,000	5.000%, 04/15/2013	254,375
		1,009,375
Metals & Mining: 1.2%
	A.M. Castle & Co.
500,000	12.750%, 12/15/2016 2	537,500
Multiline Retail: 0.8%
	Dollar General Corp.
340,000	11.875%, 07/15/2017	361,678
Oil, Gas & Consumable Fuels: 6.2%
	Bill Barrett Corp.
400,000	9.875%, 07/15/2016	444,000
	Calumet Specialty Products Partners, L.P.
500,000	9.625%, 08/01/2020 2	510,000
	Raam Global Energy Co.
250,000	12.500%, 10/01/2015	257,813
	Resolute Energy Corp.
750,000	8.500%, 05/01/2020 2	747,188
	Stone Energy Corp.
300,000	8.625%, 02/01/2017	306,000
	Vanguard Natural Resources, LLC
500,000	7.875%, 04/01/2020	500,625
		2,765,626
Paper & Forest Products: 0.9%
	Neenah Paper, Inc.
374,000	7.375%, 11/15/2014	381,480
Road & Rail: 2.1%
	Kansas City Southern De Mexico
350,000	12.500%, 04/01/2016	400,750
	Swift Services Holdings, Inc.
500,000	10.000%, 11/15/2018	545,000
		945,750
Specialty Retail: 2.2%
	Brown Shoe Co., Inc.
300,000	7.125%, 05/15/2019	296,625
	Collective Brands, Inc.
400,000	8.250%, 08/01/2013	403,004
	The Pep Boys-Manny, Moe & Jack
300,000	7.500%, 12/15/2014	304,878
		1,004,507
Thrifts & Mortgage Finance: 1.8%
	Nationstar Mortgage Holdings, Inc.
750,000	9.625%, 05/01/2019 2	796,875
Tobacco: 0.6%
	Alliance One International, Inc.
250,000	10.000%, 07/15/2016	251,875

TOTAL CORPORATE BONDS
(Cost $17,977,222)		18,149,999
CONVERTIBLE BONDS: 5.2%
Energy Equipment & Services: 0.6%
	Willbros Group, Inc.
250,000	6.500%, 12/15/2012 2	250,938
Food & Staples Retailing: 1.1%
	Nash Finch Co.
1,000,000	1.631%, 03/15/2035	471,250
Hotels, Restaurants & Leisure: 1.1%
	MGM Resorts International
500,000	4.250%, 04/15/2015	508,125
Industrial Conglomerates: 0.4%
	Icahn Enterprises, L.P.
200,000	4.000%, 08/15/2013 2,3	200,000
Specialty Retail: 0.9%
	RadioShack Corp.
425,000	2.500%, 08/01/2013 2	399,500
Trading Companies & Distributors: 1.1%
	Air Lease Corp.
500,000	3.875%, 12/01/2018 2	500,000
TOTAL CONVERTIBLE BONDS
(Cost $2,299,101)		2,329,813
TOTAL BONDS
(Cost $20,276,323)		20,479,812

Shares		Value
SHORT-TERM INVESTMENTS: 5.7%
2,536,360	Federated U.S. Treasury Cash Reserve, 0.000% 4	2,536,360
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,536,360)		2,536,360
TOTAL INVESTMENTS IN SECURITIES: 99.1%
(Cost $42,324,905)		44,304,105
Other Assets in Excess of Liabilities: 0.9%		405,058
TOTAL NET ASSETS: 100.0%		$44,709,163

ADR - American Depositary Receipt
1 Non-income producing security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $8,405,340 or 18.8% of net assets.

3 Variable rate security; rate shown is the rate in effect on June 30, 2012.
4 Annualized seven-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GCIS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$42,333,793
Gross unrealized appreciation	2,752,519
Gross unrealized depreciation	$(782,207)
Net unrealized appreciation	1,970,312

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3

Common Stocks^	$19,676,001	$-	$-
Partnerships & Trusts^	$1,333,888	$-	$-
Convertible Preferred Stocks^	$278,044	$-	$-
Corporate Bonds^	$-	$18,149,999	$-
Convertible Bonds^	$-	$2,329,813	$-
Short-Term Investments	$2,536,360	$-	$-
Total Investments	$23,824,293	$20,479,812	$-

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/ Eric W. Falkeis
                    Eric W. Falkeis, President

Date            8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric W. Falkeis
                    Eric W. Falkeis, President

Date            8/27/12

By (Signature and Title)*           /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date            8/20/12

* Print the name and title of each signing officer under his or her signature.